Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.6%
Debt Funds - 29.0%
iShares 1-3 Year Treasury Bond ETF	99,790	$8,079,996
iShares 20+ Year Treasury Bond ETF	34,051	3,019,983
iShares 3-7 Year Treasury Bond ETF	42,400	4,797,984
iShares iBoxx $ Investment Grade Corporate Bond ETF	115,331	11,766,069
iShares iBoxx High Yield Corporate Bond ETF	53,949	3,977,120
iShares JP Morgan EM Local Currency Bond ETF	44,495	1,549,761
iShares JP Morgan USD Emerging Markets Bond ETF	18,981	1,566,312
iShares MBS ETF	132,966	11,807,381
Total Debt Funds		46,564,606
Equity Funds - 44.6%
iShares Core MSCI EAFE ETF	181,025	11,648,959
iShares Core S&P 500 ETF	10,675	4,584,165
iShares Core S&P U.S. Growth ETF	290,493	27,547,451
iShares Core S&P U.S. Value ETF	30,644	2,286,655
iShares Global Healthcare ETF	18,873	1,555,513
iShares MSCI Eurozone ETF	72,416	3,058,852
iShares MSCI Global Min Vol Factor ETF	49,487	4,722,050
iShares MSCI USA Quality Factor ETF	63,695	8,394,364
iShares MSCI USA Value Factor ETF	17,000	1,542,240
iShares U.S. Consumer Discretionary ETF	22,784	1,525,389
iShares U.S. Energy ETF	16,979	805,314
iShares U.S. Industrials ETF	37,378	3,771,066
Total Equity Funds		71,442,018
Total Exchange Traded Funds
(Cost - $106,771,039)		118,006,624
Variable Insurance Trusts - 22.3%
Asset Allocation Fund - 22.3%
BlackRock Global Allocation VI Fund, Class I (Cost - $35,188,415)*	2,360,421	35,831,196
Short-Term Investments - 3.8%
Money Market Funds - 3.8%
Dreyfus Government Cash Management, 5.22%(a)	5,434,016	5,434,016
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a)	633,069	633,069

Total Short-Term Investments (Cost - $6,067,085)		6,067,085
Total Investments - 99.7%
(Cost - $148,026,539)		$159,904,905
Other Assets Less Liabilities - Net 0.3%		499,538
Total Net Assets - 100.0%		$160,404,443

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	2	12/15/2023	$179,860	$90
MSCI EAFE Future	Goldman Sachs & Co.	20	12/15/2023	2,041,500	(3,320)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	14	12/15/2023	668,850	1,515
S&P 500 E-Mini Future	Goldman Sachs & Co.	26	12/15/2023	5,623,150	(10,138)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	2	12/15/2023	504,080	(1,130)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(12,983)